UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number  811-07853
                                                  --------------

                         Kalmar Pooled Investment Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
           ----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-658-7575
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2005
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------
    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

                                [GRAPHIC OMITTED]

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

   ---------------------------------------------------------------------------
   "This report has been prepared for the general information of Kalmar Pooled
     Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus
                  carefully before investing or sending money."

--------------------------------------------------------------------------------

             KALMAR
             POOLED                                       REPORT FROM MANAGEMENT
         INVESTMENT                                             JANUARY 10, 2006
              TRUST
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

The year 2005 in the US equity markets was a modestly positive return year that had a "range bound" feel, but one happily with an upward trending bias that took the Small Cap market segment to new all time highs. US stock returns have moderated sequentially in each of the last three years following the Bear market bottom in late 2002 -- early 2003. There were two down phases last year, with the worst ending in mid-May and the second in mid-October, followed by rallies of about two months duration. December was a marginally negative consolidation month in most indexes, leading to a Fourth Quarter that produced smaller gains than in either of the preceding two.

Overall, as can be seen below, the Kalmar "Growth-with-Value" Small Cap Fund produced respectable performance in 2005 and better than most market's indexes, while maintaining our compelling long term lead versus the pertinent benchmarks.

-----------------------------------------------------------------------------------------------------------------
                                        FOURTH           YEAR         3 YEAR          5 YEAR     SINCE INCEPTION*
TOTAL RETURNS AS OF 12/31/2005          QUARTER          2005       ANNUALIZED      ANNUALIZED      ANNUALIZED
-----------------------------------------------------------------------------------------------------------------
Kalmar Small Cap Mutual Fund              1.19           5.26          19.45           7.31           10.33
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Growth                       1.61           4.15          20.93           2.28            5.33
-----------------------------------------------------------------------------------------------------------------
Russell 2000                              1.13           4.55          22.13           8.22            9.33
-----------------------------------------------------------------------------------------------------------------
S&P 500                                   2.03           4.88          14.37           0.52            7.50
-----------------------------------------------------------------------------------------------------------------
Nasdaq Composite                          2.49           1.37          18.20          (2.25)           6.86

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END.
--------------------------------------------------------------------------------

That both stocks and bonds successfully maintained a low volatility churn through the year was impressive given the drags from persistent Fed tightening, a massive energy shock, an unanticipated Dollar rebound, the Iraq quagmire, and weakened Republican leadership. This contained outcome reflects decent underlying value, entrenched low inflation, extremely healthy corporate balance sheets and profitability, and resilient economic growth. Add to these factors the improving global economy and plentiful liquidity conditions overseas and, as these drags hopefully fade in 2006, one should have the ingredients for a more rewarding stock market ahead.

Within the US stock market, strong earnings growth in 2005 along with only mildly rising stock prices led to a contraction in price/earning multiples on the order of 8-10% by some measures. This developed despite 10-year bond yields that ended the year barely up at all. Looking at performance in terms of market cap size, Mid Cap returns again decisively outpaced both the Small and Large Caps. But gauged by the Russell 2000 measured against the S&P 500, the Small Caps appear to have ended their six and a half year winning streak over Large Caps. Still, one must

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

recognize the S&P's very slim 0.33% margin of victory and acknowledge that when comparing the Russell 2500 to the S&P 500, Smaller companies more broadly remained in the lead, helped obviously by rub off from the Mid Cap sweet spot.

Thinking beyond such narrowly defined parameters, anyway one looks at it the Small Cap outperformance cycle has dissipated and size leadership now moves back and forth quarter to quarter depending on the then prevailing mix of influences. If history follows, the next evolution could be more notable relative performance by the Large Caps, and maybe Mega Caps too, in 2006. This needn't mean, however, that smaller stocks will underperform in any material way. Relative valuations between the two size classes appear to modestly favor Large Caps but importantly remain within a "normal" range. Thus, there does not appear to be marked mean reversion risk or opportunity either way. Other things being equal, the relative earnings growth of smaller companies versus large in 2006 may be the determining factor in how decisive a potential leadership size shift might develop. The valuation of Mid Caps, on the other hand, is more stretched vis-a-vis both their history as well as Large Caps.

In terms of stylistic influences on 2005 performance, looked at yearly, smaller value stocks beat smaller growth stocks for the fifth time in six years. However, this masks a distinct momentum shift that occurred during 2005. Growth stocks struggled in the first half but meaningfully outperformed value in the second half. Relative valuations between the two groups strongly favor smaller growth and, if the economy moderates early in the year as we believe possible, growth companies' ability to grow through a temporary demand down-shift could be an additional performance advantage in 2006. Within the smaller company universe itself in 2005, generally speaking, the larger market caps outperformed the smaller, also higher Return On Equity ("ROE") quality, higher dollar priced, and lower valuation stocks outperformed low-ROE, single digit, expensive valuation names and non-earning stocks. These influences should have been a mild positive for Kalmar comparatively, but were not nearly as determinative as in years like 2003, for instance, when the very opposite influences gave our quality-oriented growth approach a real handicap in a low quality/speculative recovery market environment.

SECTORAL PERFORMANCE ATTRIBUTION. (Remember that Kalmar does not invest top-down sectorally.)

In the Fourth Quarter the Kalmar Fund modestly outperformed the Russell 2000, while modestly underperforming the Russell 2000 Growth and the S&P 500 -- as Large Cap performance has become more competitive. For the entire year 2005 the Fund outperformed the market indexes we would normally be judged against.

Positive returns among market economic sectors were not as broadly based in the Fourth Quarter as the Third, with Energy and Consumer Staples down and no big winners. The Kalmar Fund's most significant index relative contributing influences sectorally came from our Consumer Discretionary and, ironically, Energy holdings in declining order of impact.

With oil and gasoline prices dropping after hurricane panic highs, consumer related stocks snapped back nicely from their Third Quarter downdraft. The Fund's significant overweight in Consumer Discretionary plus significantly stronger individual stock performance made it our most important short run contributor. For the full year Consumer

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

Discretionary ranked second in contribution, though well farther down than that for the indexes. The Fund's specific Energy returns were dramatically better than the index group returns on a modest overweight (actually up in the case of the Kalmar Fund versus down the most of any sector for the Russell indexes), making this our second largest relative contributor for the Quarter. For the full year Energy was our largest absolute and index relative contributor. Having "peeled the profit onion" regularly in the last few years to harvest from the notable success of our rapidly growing Exploration & Production company investments -- and because the commodity had spiked to possibly unsustainable levels -- the Kalmar Fund was probably lighter in Energy than many other Growth funds. On a risk adjusted basis we are very happy with what we accomplished in our Energy holdings.

For the Fourth Quarter our biggest absolute and index relative detracting influence came from temporarily weak performance among our Health Care holdings. For no single reason, several of our individual Health Care companies experienced operational or earnings shortfalls recently. In most cases we judge these set backs to be temporary growth interruptions in otherwise strongly constituted growth businesses. Still, all are under intense research review. For the full year 2005 in the Fund, Health Care placed third and fourth respectively among all sectors for absolute and index relative return.

Other detracting influences on our Fourth Quarter returns came from our exposure in Materials & Processing (primarily because of an accounting problem in one holding, Chicago Bridge & Iron(1)), from our dramatic underweight in Financial Services (one of the indexes weightier sectors and better quarterly performers -- and similar to our zero exposure in the Utilities sector, a full year negative as well), and finally from our Technology holdings.

For two of the quarters during the year as well as for the entire year, Technology was the weakest sector in the Russell indexes. Kalmar was overweight Technology, either modestly compared to the Russell Growth indexes or more so compared to the Russell 2000. This obviously was not helpful, but -- in contrast to our historic record of sectoral success -- our individual technology investments taken as a group also underperformed the index group's weak returns. We do not believe this is an indictment of our team's research capabilities in this difficult area for investment, nor of our investment decision making process. We are pushing to be more penetrating with our hands-on Technology research and fully expect to reap notably better returns from this area in the future, like we have in the past. Speaking specifically, we are optimistic about the outlook for the Fund's particular Tech holdings in 2006.

BEST AND WORST PERFORMERS, PORTFOLIO ACTIVITY.

Despite broad-based sectoral influences for the better and worse, as is usually the case in the Kalmar Fund's well diversified portfolio, our best and worst performers came from a wide range of sectors in the Fourth Quarter. Avid Technology(2), a leading supplier of the software and systems used to create and manipulate digital media, provided the largest absolute and relative contribution and has fully recovered from a sharp mid-2005 decline in price. This speaks to the importance of research conviction and patience. Other top contributors included Coldwater Creek (3) and Fred's (4) in the retailing sector; MSC Industrial Direct(5), a supplier of industrial maintenance materials and products; UTI Worldwide(6), a freight forwarding/logistics company that has also been a long-term winner, like Coldwater Creek; and Diodes(7), a manufacturer of low priced, very basic semiconductors that is gaining market share and pricing power in

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

a consolidating field. Diodes is a new holding. Detractors included International Rectifier(8), a designer of power semiconductors; United Surgical Partners(9), an operator of ambulatory surgical centers; and as mentioned above, Chicago Bridge & Iron.

We initiated eight new positions  during the Fourth Quarter.  Examples  include:
1-800-Flowers.Com(10), a multi-channel gift retailer that is becoming the dominant floral order aggregator while also building such brands as Plow & Hearth and The Popcorn Factory; Albemarle Corporation(11), a specialty chemical manufacturer that is a leader in flame retardant ingredients and petroleum refinery catalysts; and SRA International(12), perhaps the classiest information services provider to federal and state government agencies in such important areas as national security and public health.

In addition to these new purchases, we beefed up several other positions as our confidence in their continued business success strengthened. To fund these portfolio additions, we realized partial "peel the onion" profits or made precautionary partial sales in eight companies while selling twelve additional stocks entirely. One notable sale during the year was Barr Pharmaceuticals, which we have owned for some five years enjoying more than a quadruple in price. We recognized early on the progress this generic drug company was making to transform its margin structure through targeted patent challenges and proprietary drug offerings. Along the way, we enhanced returns even further with well-timed partial sales and additions to the position.

INVESTMENT OUTLOOK: A POTENTIALLY MORE REWARDING YEAR AHEAD.

As mentioned at the outset, we expect a number of the drags that retarded the equity market in 2005 to fade in 2006. This should allow strong profitability and decent earnings growth, attractive valuations, conducive investor sentiment, on-going low inflation, and favorable liquidity to combine with an end to Fed interest rate hikes, moderately improving valuation multiples, shareholder-friendly corporate cash deployment and rising merger and acquisition activity to produce a rewarding year for US stocks. But after the low market volatility of the last two years a pickup in volatility should be expected. And no doubt there will be other surprises that keep the perennial investment challenge demanding.

      Features of the 2006 outlook may include:

      -- A mild temporary consumer-led slowing in U.S. economic growth from reduced housing sector stimulus and some reversal of the plunging savings rate.

      -- US production that grows more rapidly than consumption on rising exports and capital spending.

      -- A World economy that will continue to grow at a healthy pace with increasingly better regional balance, and maintenance of plentiful liquidity.

      --    Persistence of low inflation and globalized competition.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

      -- An unexciting year for the bond markets with interest rates in a trading range.

      -- An orderly reversal in the "unexpected" 2005 strength of the US dollar.

      -- Continued structural strength in precious metals and commodities, with oil prices maintained in a high range.

      -- Earnings overestimation for 2006 potentially outweighed by a rising market P/E ratio.

      -- A partial catch-up phase for the US market in 2006 allowing it to outperform global bourses.

      -- All manner of positive and negative developments one would never expect, but not a Bear market.

As always, Kalmar's strategy will not be to invest against a particular "Big Picture" scenario, but against a range of more probable economic outcomes -- such as the one outlined above. We will seek with creative research to own companies that actually deliver strong growth under the forthcoming circumstances, not simply ostensibly "growthy" stocks. We will maintain our focus on better growth businesses because these add superior intrinsic value to themselves and, wherever possible, also buy them with unrecognized business positives as well. This combination of growth and inefficient valuation can lead to "All Weather" results -- both high returns and low risk -- which is Kalmar's "Growth-with-Value" wealth building objective.

This brings our very best wishes for a healthy, successful and productive New Year.

/s/ Ford B. Draper, Jr.

Yours faithfully,

Ford B. Draper, Jr., President
KALMAR POOLED INVESTMENT TRUST

(1)   Chicago Bridge & Iron (1.4% OF THE FUND'S NET ASSETS)

(2)   Avid Technology (1.6% OF THE FUND'S NET ASSETS)

(3)   Coldwater Creek (2.4% OF THE FUND'S NET ASSETS)

(4)   Fred's Inc. (0.8% OF THE FUND'S NET ASSETS)

(5)   MSC Industrial Direct (2.3% OF THE FUND'S NET ASSETS)

(6)   UTI Worldwide (1.1% OF THE FUND'S NET ASSETS)

(7)   Diodes (0.9% OF THE FUND'S NET ASSETS)

(8)   International Rectifier (0.8% OF THE FUND'S NET ASSETS)

(9)   United Surgical Partners (1.6% OF THE FUND'S NET ASSETS)

(10)  1-800-FLOWERS.com (0.2% OF THE FUND'S NET ASSETS)

(11)  Albemarle Corporation (1.0% OF THE FUND'S NET ASSETS)

(12)  SRA International (0.99% OF THE FUND'S NET ASSETS)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX, THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]

----------------------------------------------------------------
             AVERAGE ANNUAL RETURNS AS OF 12/31/05
             -------------------------------------
                             1 Year   5 Years  Since Inception*
                             ------   -------  ----------------
Kalmar Small Cap Fund         5.26%    7.31%        10.33%
Russell 2000                  4.55%    8.22%         9.33%
Russell 2000 Growth           4.15%    2.28%         5.33%
Lipper Small Cap Growth       5.34%    1.25%         8.24%
----------------------------------------------------------------

                                     Kalmar Small        Russell       Lipper Small     Russell 2000
                                       Cap Fund           2000          Cap Growth         Growth
         4/11/1997                     $10,000          $10,000          $10,000          $10,000
                                        12,040           11,530           11,756           11,655
                                        14,880           13,246           13,728           13,627
        12/31/1997                      14,635           12,802           12,562           12,511
                                        15,746           14,090           13,981           13,997
                                        14,891           13,433           13,470           13,193
                                        11,825           10,727           10,256           10,243
        12/31/1998                      13,513           12,476           12,683           12,664
                                        11,750           11,799           12,270           12,452
                                        13,513           13,634           14,019           14,288
                                        12,787           12,772           14,273           13,585
        12/31/1999                      14,324           15,128           20,440           18,122
                                        16,247           16,200           24,100           19,804
                                        17,176           15,587           22,810           18,344
                                        17,689           15,760           22,450           17,615
        12/31/2000                      16,573           14,671           18,754           14,057
                                        14,500           13,717           15,215           11,920
                                        16,701           15,677           17,751           14,062
                                        13,451           12,417           13,308           10,114
        12/31/2001                      16,573           15,036           16,322           12,760
                                        16,766           15,635           15,034           12,510
                                        15,883           14,329           13,917           10,546
                                        12,993           11,262           11,202            8,277
        12/31/2002                      13,835           11,956           11,813            8,898
                                        13,387           11,419           11,372            8,553
                                        15,883           14,094           14,028           10,619
                                        17,483           15,373           15,251           11,730
        12/31/2003                      19,859           17,606           17,102           13,218
                                        20,732           18,708           17,712           13,956
                                        21,081           18,796           17,688           13,969
                                        19,672           18,259           16,496           13,129
        12/31/2004                      22,403           20,833           18,948           15,109
                                        21,544           19,720           17,966           14,078
                                        22,126           20,572           18,718           14,568
                                        23,304           21,537           19,624           15,488
        12/31/2005                      23,580           21,781           19,959           15,737

*     The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Russell 2000 and the Russell 2000 Growth indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                        FUND EXPENSE EXAMPLES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended December 31, 2005" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                            KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                             ----------------------------------------------------------------------
                                                                                               EXPENSES PAID DURING
                                             BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE     SIX MONTHS ENDING
                                                  JULY 1, 2005           DECEMBER 31, 2005      DECEMBER 31, 2005*
                                             -----------------------   --------------------    --------------------
Actual                                              $1,000.00                $1,065.70                $6.72
Hypothetical (5% return before expenses)            $1,000.00                $1,018.52                $6.58

* Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.57% for the six-month period of July 1, 2005 to December 31, 2005.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                        % OF
                                                        NET
                                                       ASSETS          VALUE
                                                       ------      ------------
Common Stock:
  Commercial Services ...........................       13.8%      $ 58,331,087
  Electronic Technology .........................       13.6%        57,866,962
  Retail Trade ..................................       11.5%        48,591,228
  Healthcare ....................................       10.5%        44,354,731
  Technology Services ...........................       10.2%        43,395,186
  Energy ........................................        8.4%        35,453,352
  Consumer Services .............................        6.8%        28,778,990
  Materials & Processing ........................        4.5%        18,946,456
  Producer Manufacturing ........................        4.5%        18,960,910
  Consumer Non-Durables .........................        2.8%        11,761,876
  Transportation ................................        2.3%         9,671,409
  Finance .......................................        1.9%         8,067,285
  Consumer Durables .............................        0.5%         2,392,432
  Money Market Securities .......................        9.8%        41,491,749
                                                       -----       ------------
Total Investments ...............................      101.1%       428,063,653
Other Assets & Liabilities, Net .................       (1.1)%       (4,725,847)
                                                       -----       ------------
NET ASSETS                                             100.0%      $423,337,806
                                                       =====       ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
COMMON STOCK -- 91.3%
COMMERCIAL SERVICES -- 13.8%
          ADVERTISING/MARKETING SERVICES -- 1.6%
          Getty Images, Inc.* .......................................          44,050     $  3,932,343
          ValueClick, Inc.* .........................................         150,600        2,727,366
                                                                                          ------------
                                                                                             6,659,709
                                                                                          ------------
          ENGINEERING/CONSTRUCTION -- 1.4%
          Chicago Bridge & Iron Co. N.V. ............................         227,800        5,742,838
                                                                                          ------------
          FOOD DISTRIBUTORS -- 1.4%
          Performance Food Group Co.* ...............................         210,000        5,957,700
                                                                                          ------------
          MEDICAL DISTRIBUTORS -- 1.4%
          PSS World Medical, Inc.* ..................................         413,850        6,141,534
                                                                                          ------------
          MISCELLANEOUS COMMERCIAL SERVICES -- 4.8%
          CoStar Group, Inc.* .......................................          59,300        2,559,981
          Laureate Education, Inc.* .................................         151,275        7,943,450
          MAXIMUS, Inc. .............................................         113,050        4,147,805
          Navigant Consulting, Inc.* ................................         185,500        4,077,290
          Providence Service Corp.* .................................          49,600        1,427,984
                                                                                          ------------
                                                                                            20,156,510
                                                                                          ------------
          PERSONNEL SERVICES -- 0.9%
          MPS Group, Inc.* ..........................................         287,675        3,932,517
                                                                                          ------------
          WHOLESALE DISTRIBUTOR -- 2.3%
          MSC Industrial Direct Co., Inc. (A Shares) ................         242,175        9,740,279
                                                                                          ------------
          TOTAL COMMERCIAL SERVICES .................................                       58,331,087
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
CONSUMER DURABLES -- 0.5%
          ELECTRONICS/APPLIANCES -- 0.5%
          Harman International Industries, Inc. .....................          24,450     $  2,392,432
                                                                                          ------------
          TOTAL CONSUMER DURABLES ...................................                        2,392,432
                                                                                          ------------
CONSUMER NON-DURABLES -- 2.8%
          APPAREL/FOOTWEAR -- 1.0%
          Carter's, Inc.* ...........................................          73,175        4,306,349
                                                                                          ------------
          BEVERAGES -- 0.8%
          Central European Distribution Corp.* ......................          86,650        3,478,131
                                                                                          ------------
          HOUSEHOLD/PERSONAL CARE -- 1.0%
          Elizabeth Arden, Inc.* ....................................         198,275        3,977,396
                                                                                          ------------
          TOTAL CONSUMER NON-DURABLES ...............................                       11,761,876
                                                                                          ------------
CONSUMER SERVICES -- 6.8%
          CASINOS/GAMING -- 1.2%
          Penn National Gaming, Inc.* ...............................         153,500        5,057,825
                                                                                          ------------
          OTHER CONSUMER SERVICES -- 0.9%
          DeVry, Inc.* ..............................................         190,925        3,818,500
                                                                                          ------------
          RESTAURANTS -- 4.7%
          BJ's Restaurants, Inc.* ...................................          96,550        2,207,133
          RARE Hospitality International, Inc.* .....................         142,475        4,329,815
          Red Robin Gourmet Burgers, Inc.* ..........................         158,650        8,084,804
          Ruby Tuesday, Inc. ........................................         203,975        5,280,913
                                                                                          ------------
                                                                                            19,902,665
                                                                                          ------------
          TOTAL CONSUMER SERVICES ...................................                       28,778,990
                                                                                          ------------
ELECTRONIC TECHNOLOGY -- 13.6%
          AEROSPACE & DEFENSE -- 1.3%
          Aeroflex, Inc.* ...........................................         509,375        5,475,781
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
COMPUTER COMMUNICATIONS -- 1.4%
Avocent Corp.* ......................................................         222,561     $  6,051,434
                                                                                          ------------
COMPUTER PERIPHERALS -- 1.6%
Avid Technology, Inc.* ..............................................         124,800        6,834,048
                                                                                          ------------
ELECTRONIC COMPONENTS -- 1.6%
Benchmark Electronics, Inc.* ........................................         200,125        6,730,204
RadiSys Corp.* ......................................................          10,000          173,400
                                                                                          ------------
                                                                                             6,903,604
                                                                                          ------------
ELECTRONIC EQUIPMENT/INSTRUMENTS -- 1.1%
UNOVA, Inc. .........................................................         138,575        4,683,835
                                                                                          ------------
ELECTRONIC PRODUCTION EQUIPMENT -- 2.7%
ATMI, Inc.* .........................................................         222,650        6,227,520
FEI Co. .............................................................         145,150        2,782,525
Photon Dynamics, Inc.* ..............................................         133,784        2,445,572
                                                                                          ------------
                                                                                            11,455,617
                                                                                          ------------
SEMICONDUCTORS -- 1.7%
Diodes, Inc.* .......................................................         121,500        3,772,575
International Rectifier Corp.* ......................................         102,150        3,258,585
                                                                                          ------------
                                                                                             7,031,160
                                                                                          ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.2%
NICE-Systems, Ltd.-ADR*+ ............................................          63,025        3,035,284
Polycom, Inc.* ......................................................         182,775        2,796,457
Symmetricom, Inc.* ..................................................         243,700        2,064,139
Tekelec* ............................................................         110,475        1,535,603
                                                                                          ------------
                                                                                             9,431,483
                                                                                          ------------
TOTAL ELECTRONIC TECHNOLOGY .........................................                       57,866,962
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
ENERGY -- 8.4%
          CONTRACT DRILLING -- 0.3%
          Union Drilling, Inc.* .....................................          89,850     $  1,305,521
                                                                                          ------------
          OIL & GAS PRODUCTION -- 7.2%
          Delta Petroleum Corp.* ....................................         185,175        4,031,260
          Duvernay Oil Corp.* .......................................          73,650        2,788,631
          Niko Resources, Ltd. ......................................          96,325        4,553,410
          Parallel Petroleum Corp.* .................................         248,900        4,233,789
          Ultra Petroleum Corp.* ....................................         194,250       10,839,150
          Whiting Petroleum Corp.* ..................................          94,325        3,773,000
                                                                                          ------------
                                                                                            30,219,240
                                                                                          ------------
          OILFIELD SERVICES/EQUIPMENT -- 0.9%
          Core Laboratories N.V.* ...................................         105,155        3,928,591
                                                                                          ------------
          TOTAL ENERGY ..............................................                       35,453,352
                                                                                          ------------
FINANCE -- 1.9%
          INSURANCE BROKERS/SERVICES -- 1.5%
          ChoicePoint, Inc.* ........................................         138,241        6,153,107
                                                                                          ------------
          REGIONAL BANKS -- 0.4%
          Boston Private Financial Holdings, Inc. ...................          62,925        1,914,178
                                                                                          ------------
          TOTAL FINANCE .............................................                        8,067,285
                                                                                          ------------
HEALTHCARE -- 10.5%
          HOSPITAL/NURSING MANAGEMENT -- 1.6%
          United Surgical Partners International, Inc.* .............         210,495        6,767,414
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
          MEDICAL SPECIALTIES -- 5.8%
          Intermagnetics General Corp.* .............................         136,425     $  4,351,957
          ResMed, Inc.* .............................................         185,400        7,102,674
          Respironics, Inc.* ........................................         214,575        7,954,295
          SonoSite, Inc.* ...........................................         146,150        5,116,712
                                                                                          ------------
                                                                                            24,525,638
                                                                                          ------------
          PHARMACEUTICALS: OTHER -- 1.3%
          Connetics Corp.* ..........................................         113,925        1,646,216
          Salix Pharmaceuticals, Ltd.* ..............................         214,175        3,765,197
                                                                                          ------------
                                                                                             5,411,413
                                                                                          ------------
          SERVICES TO THE HEALTH INDUSTRY -- 1.8%
          Covance, Inc.* ............................................         157,575        7,650,266
                                                                                          ------------
          TOTAL HEALTHCARE ..........................................                       44,354,731
                                                                                          ------------
MATERIALS & PROCESSING -- 4.5%
          CHEMICALS: SPECIALTY -- 1.0%
          Albemarle Corp. ...........................................         108,700        4,168,645
                                                                                          ------------
          CONSTRUCTION MATERIALS -- 0.9%
          ElkCorp ...................................................         110,050        3,704,283
                                                                                          ------------
          CONTAINERS/PACKAGING -- 1.6%
          Mobile Mini, Inc.* ........................................         146,125        6,926,325
                                                                                          ------------
          INDUSTRIAL SPECIALTIES -- 1.0%
          Rogers Corp.* .............................................         105,850        4,147,203
                                                                                          ------------
          TOTAL MATERIALS & PROCESSING ..............................                       18,946,456
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
PRODUCER MANUFACTURING -- 4.5%
          AUTO PARTS: OEM -- 0.9%
          Gentex Corp. ..............................................         188,200     $  3,669,900
                                                                                          ------------
          BUILDING PRODUCTS -- 0.5%
          NCI Building Systems, Inc.* ...............................          53,350        2,266,308
                                                                                          ------------
          INDUSTRIAL MACHINERY -- 1.2%
          Actuant Corp. (A Shares) ..................................          91,478        5,104,473
                                                                                          ------------
          MISCELLANEOUS MANUFACTURING -- 1.9%
          Carlisle Cos., Inc. .......................................          43,575        3,013,211
          Pentair, Inc. .............................................         142,150        4,907,018
                                                                                          ------------
                                                                                             7,920,229
                                                                                          ------------
          TOTAL PRODUCER MANUFACTURING ..............................                       18,960,910
                                                                                          ------------
RETAIL TRADE -- 11.5%
          CATALOG/SPECIALTY DISTRIBUTION -- 4.4%
          Coldwater Creek, Inc.* ....................................         328,255       10,021,625
          Insight Enterprises, Inc.* ................................         447,712        8,779,633
                                                                                          ------------
                                                                                            18,801,258
                                                                                          ------------
          DISCOUNT STORES -- 0.8%
          Fred's, Inc. ..............................................         197,075        3,206,410
                                                                                          ------------
          INTERNET RETAIL -- 1.4%
          1-800-FLOWERS.COM, Inc. (A Shares)* .......................         149,100          957,222
          GameStop Corp. (A Shares)* ................................         154,350        4,911,417
                                                                                          ------------
                                                                                             5,868,639
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
          SPECIALTY STORES -- 4.9%
          Cost Plus, Inc.* ..........................................          20,950     $    359,292
          MarineMax, Inc.* ..........................................          55,950        1,766,341
          Michaels Stores, Inc. .....................................         117,700        4,163,049
          O'Reilly Automotive, Inc.* ................................         106,150        3,397,862
          PETsMART, Inc. ............................................         161,375        4,140,883
          Tractor Supply Co.* .......................................         130,100        6,887,494
                                                                                          ------------
                                                                                            20,714,921
                                                                                          ------------
          TOTAL RETAIL TRADE ........................................                       48,591,228
                                                                                          ------------
TECHNOLOGY SERVICES -- 10.2%
          DATA PROCESSING SERVICES -- 4.3%
          Acxiom Corp. ..............................................         153,195        3,523,485
          Alliance Data Systems Corp.* ..............................         112,575        4,007,670
          Ceridian Corp.* ...........................................         247,350        6,146,647
          Hewitt Associates, Inc. (A Shares)* .......................         161,475        4,522,915
                                                                                          ------------
                                                                                            18,200,717
                                                                                          ------------
          INFORMATION TECHNOLOGY SERVICES -- 2.1%
          NCI, Inc. (A Shares)* .....................................         135,400        1,859,042
          SI International, Inc.* ...................................          92,650        2,832,311
          SRA International, Inc. (A Shares)* .......................         134,450        4,106,103
                                                                                          ------------
                                                                                             8,797,456
                                                                                          ------------
          INTERNET SOFTWARE/SERVICES -- 2.7%
          Digitas, Inc.* ............................................         352,050        4,407,666
          Progress Software Corp.* ..................................         176,000        4,994,880
          RightNow Technologies, Inc.* ..............................         115,750        2,136,745
                                                                                          ------------
                                                                                            11,539,291
                                                                                          ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONCLUDED
-------------------                                            DECEMBER 31, 2005
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                             MARKET
                                                                                             VALUE
                                                                             SHARES         (NOTE 2)
                                                                           ----------     ------------
          PACKAGED SOFTWARE -- 1.1%
          Fair Isaac Corp. ..........................................          85,380     $  3,771,234
          OPNET Technologies, Inc.* .................................         118,225        1,086,488
                                                                                          ------------
                                                                                             4,857,722
                                                                                          ------------
          TOTAL TECHNOLOGY SERVICES .................................                       43,395,186
                                                                                          ------------
TRANSPORTATION -- 2.3%
          AIR FREIGHT/COURIERS -- 1.1%
          UTI Worldwide, Inc. .......................................          49,400        4,586,296
                                                                                          ------------
          MARINE SHIPPING -- 1.2%
          Tidewater, Inc. ...........................................         114,375        5,085,113
                                                                                          ------------
          TOTAL TRANSPORTATION ......................................                        9,671,409
                                                                                          ------------
          TOTAL COMMON STOCK (COST $257,517,494) ....................                      386,571,904
                                                                                          ------------
MONEY MARKET SECURITIES -- 9.8%
MONEY MARKET FUNDS -- 9.8%
          BlackRock Liquidity Funds TempCash Portfolio ..............      20,745,874       20,745,874
          BlackRock Liquidity Funds TempFund Portfolio ..............      20,745,875       20,745,875
                                                                                          ------------
                                                                                            41,491,749
                                                                                          ------------
          TOTAL MONEY MARKET SECURITIES (COST $41,491,749) ..........                       41,491,749
                                                                                          ------------
          TOTAL INVESTMENTS (Cost $299,009,243) -- 101.1% ...........                      428,063,653
          OTHER ASSETS & LIABILITIES, NET -- (1.1)% .................                       (4,725,847)
                                                                                          ------------
          NET ASSETS -- 100.0% ......................................                     $423,337,806
                                                                                          ============

*     Non-income producing security

+     ADR -- American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                                     AS OF
                                                                               DECEMBER 31, 2005
                                                                               -----------------
ASSETS:
Investment in securities, at market value
   (Cost $299,009,243)                                                           $ 428,063,653
Receivables for:
   Capital shares subscribed ..............................................          9,849,341
   Dividends ..............................................................            153,589
Other assets ..............................................................             46,033
                                                                                 -------------
   Total Assets ...........................................................        438,112,616
                                                                                 -------------
LIABILITIES:
Payables for:
   Capital shares redeemed ................................................            855,611
   Investment securities purchased ........................................         13,349,025
Advisory fee payable ......................................................            357,707
Trustees fees payable .....................................................             14,244
Compliance service fees payable ...........................................             19,885
Accrued expenses ..........................................................            178,338
                                                                                 -------------
   Total Liabilities ......................................................         14,774,810
                                                                                 -------------
NET ASSETS ................................................................      $ 423,337,806
                                                                                 =============
NET ASSETS CONSISTED OF:
Shares of beneficial interest .............................................      $     256,072
Additional paid-in capital ................................................        294,033,506
Accumulated net realized loss on investments ..............................             (6,182)
Net unrealized appreciation on investments ................................        129,054,410
                                                                                 -------------
NET ASSETS FOR 25,607,227 SHARES OUTSTANDING ..............................      $ 423,337,806
                                                                                 =============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($423,337,806 / 25,607,227 outstanding shares of beneficial interest,
   $0.01 par value, unlimited authorized shares) ..........................             $16.53
                                                                                        ======

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                   FOR THE
                                                                  YEAR ENDED
                                                               DECEMBER 31, 2005
                                                               -----------------
INVESTMENT INCOME:
   Dividends (net of $4,226 foreign taxes withheld) .........     $  1,938,128
                                                                  ------------
      Total Income ..........................................        1,938,128
                                                                  ------------
EXPENSES:
   Advisory fee (Note 4) ....................................        3,890,188
   Accounting and Administration fee (Note 4) ...............          430,267
   Transfer agent fee (Note 4) ..............................          303,055
   Legal fee ................................................           96,150
   Compliance service fees ..................................           63,964
   Trustees' fee (Note 4) ...................................           45,817
   Shareholder reports ......................................           43,800
   Custodian fee (Note 4) ...................................           31,872
   Audit fee ................................................           21,612
   Registration fees ........................................           20,947
   Miscellaneous ............................................           61,816
                                                                  ------------
      Total Expenses ........................................        5,009,488
                                                                  ------------

NET INVESTMENT LOSS .........................................       (3,071,360)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .........................       12,019,531
   Net change in unrealized appreciation on investments .....       12,787,219
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .............       24,806,750
                                                                  ------------

NET INCREASE IN ASSETS RESULTING FROM OPERATIONS ............     $ 21,735,390
                                                                  ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

                                                                     FOR THE FISCAL        FOR THE FISCAL
                                                                       YEAR ENDED            YEAR ENDED
                                                                    DECEMBER 31, 2005     DECEMBER 31, 2004
                                                                    -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ........................................        $ (3,071,360)        $ (2,734,063)
   Net realized gain on investment transactions ...............          12,019,531           11,673,462
   Net change in unrealized appreciation on investments .......          12,787,219           32,498,450
                                                                       ------------         ------------
     Net increase in net assets resulting from operations .....          21,735,390           41,437,849
                                                                       ------------         ------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains .........................................         (12,016,373)         (11,763,930)
                                                                       ------------         ------------
SHARE TRANSACTIONS(a):
   Proceeds from shares sold ..................................         105,405,994          103,813,213
   Proceeds from shares reinvested ............................          10,419,158           10,539,905
   Cost of shares redeemed ....................................         (76,139,633)         (40,255,166)
                                                                       ------------         ------------
       Net increase in net assets from Fund share
          transactions ........................................          39,685,519           74,097,952
                                                                       ------------         ------------
TOTAL INCREASE IN NET ASSETS ..................................          49,404,536          103,771,871
NET ASSETS:
   Beginning of year ..........................................         373,933,270          270,161,399
                                                                       ------------         ------------
   End of year ................................................        $423,337,806         $373,933,270
                                                                       ============         ============
(a)TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ................................................           6,556,644            6,878,279
   Shares reinvested ..........................................             627,660              651,013
   Shares redeemed ............................................          (4,697,597)          (2,664,665)
                                                                       ------------         ------------
   Net increase in shares .....................................           2,486,707            4,864,627
   Shares outstanding - Beginning of year .....................          23,120,520           18,255,893
                                                                       ------------         ------------
   Shares outstanding - End of year ...........................          25,607,227           23,120,520
                                                                       ============         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                        FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------------------------------
                                         2005          2004          2003          2002          2001
                                       --------      --------      --------      --------      --------
Net asset value at beginning
  of year .........................    $  16.17      $  14.80      $  10.81      $  12.95      $  12.95
                                       --------      --------      --------      --------      --------
INVESTMENT OPERATIONS
Net investment loss ...............       (0.12)        (0.12)        (0.13)        (0.12)        (0.12)
Net realized and
  unrealized gain (loss) on
  investments .....................        0.97          2.02          4.84         (2.02)         0.12
                                       --------      --------      --------      --------      --------
      Total from investment
          operations ..............        0.85          1.90          4.71         (2.14)           --
                                       --------      --------      --------      --------      --------
DISTRIBUTIONS
From net realized gain on
  investments .....................       (0.49)        (0.53)        (0.72)           --            --
                                       --------      --------      --------      --------      --------
Total distributions ...............       (0.49)        (0.53)        (0.72)           --            --
                                       --------      --------      --------      --------      --------
Net asset value at end of
  year ............................    $  16.53      $  16.17      $  14.80      $  10.81      $  12.95
                                       ========      ========      ========      ========      ========
Total return ......................       5.26%        12.81%        43.54%      (16.53)%         0.00%
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets ....       1.29%         1.27%         1.26%         1.23%         1.23%
Net investment loss to average
  net assets ......................     (0.79)%       (0.90)%       (1.03)%       (1.03)%       (0.96)%
Portfolio turnover rate ...........      29.51%        23.05%        46.07%        40.50%        47.38%
Net assets at end of year
  (000's omitted) .................    $423,338      $373,933      $270,161      $170,059      $208,097

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. ORGANIZATION. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

At December 31, 2005, the tax cost and related gross unrealized appreciation and depreciation were as follows:

        Cost of investments for tax purposes ...............    $299,015,426*
                                                                ------------
        Gross tax unrealized appreciation ..................    $132,860,102
        Gross tax unrealized depreciation ..................      (3,811,874)
                                                                ------------
        Net tax unrealized appreciation on investments .....    $129,048,228
                                                                ============

* The difference between book-basis and tax-basis is attributable to the tax deferral of losses on wash sales.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the year ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                Purchases ....................     $115,046,414
                Sales ........................      106,928,156

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                         DECEMBER 31, 2005    DECEMBER 31, 2004
                                         -----------------    -----------------
   Distributions paid from:
   Ordinary income ...................      $        --          $        --
   Long-term capital gain ............       12,016,373           11,763,930
                                            -----------          -----------
                                             12,016,373          $11,763,930
                                            ===========          ===========

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is, primarily attributable to a permanent difference due to a net operating loss, has been reclassified to the accounts in the chart below as of December 31, 2005.

                                             UNDISTRIBUTED NET
              PAID-IN CAPITAL             INVESTMENT INCOME/(LOSS)
              ---------------             ------------------------
                $(3,071,360)                     $3,071,360

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
KALMAR POOLED INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities of Kalmar Pooled Investment Trust (comprised of Kalmar "Growth-with-Value Small Cap Fund) (the "Fund"), including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods ended December 31, 2001, December 31, 2002 and December 31, 2003 were audited by other auditors whose report, dated February 11, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 13, 2006

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                              FUND MANAGEMENT
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 463-6670. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                             TERM OF                                                   PORTFOLIOS IN               OTHER
                            OFFICE AND                                                  FUND COMPLEX           TRUSTEESHIPS/
  NAME, DOB, AND          LENGTH OF TIME          PRINCIPAL OCCUPATION(S)               OVERSEEN BY            DIRECTORSHIPS
  POSITION(S) WITH TRUST    SERVED (1)              DURING PAST 5 YEARS                   TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Wendell Fenton              Since 1997    Director, Richards, Layton & Finger                1         None
Date of Birth: May 1939                   (law firm) since 1971.
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Giordano           Since 2000    Consultant, financial services organizations       1         Trustee, WT Mutual Fund (26
Date of Birth: Mar. 1943                  since 1997; Interim President, LaSalle                       Portfolios); Trustee,
Trustee                                   University from 1998 to 1999; President and                  Independence Blue Cross
                                          Chief Executive Officer, Philadelphia Stock                  (Insurance); Director, Selas
                                          Exchange from 1981 to 1997.                                  Corporation of America
                                                                                                       (Industrial process furnaces
                                                                                                       and ovens)
------------------------------------------------------------------------------------------------------------------------------------
David M. Reese, Jr.         Since 1997    Semi-retired since 1996.                           1         None
Date of Birth: Jul. 1935
Trustee
------------------------------------------------------------------------------------------------------------------------------------
David D. Wakefield          Since 1997    Private investor since 1997.                       1         Director, Townsends Inc.
Date of Birth: Oct. 1930                                                                               (Food products and services);
Trustee                                                                                                Director, J.P.Morgan Trust
                                                                                                       Company of Delaware
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, Jr.(2)      Since 1997    Founder, President, Director, and Chief            1         None
Date of Birth: May 1942                   Investment Officer of Kalmar Investments
Trustee, Chairman,                        since 1982; President, Kalmar Investment
President, Principal                      Advisers since 1997.
Accounting Officer
------------------------------------------------------------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                 FUND MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                             TERM OF                                                   PORTFOLIOS IN               OTHER
                            OFFICE AND                                                  FUND COMPLEX           TRUSTEESHIPS/
  NAME, DOB, AND          LENGTH OF TIME          PRINCIPAL OCCUPATION(S)               OVERSEEN BY            DIRECTORSHIPS
  POSITION(S) WITH TRUST    SERVED (1)              DURING PAST 5 YEARS                   TRUSTEE             HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                               OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, III (3)     Since 2000    Managing Director, Trading and Client              N/A                    N/A
Date of Birth: Nov. 1966                  Services, Kalmar Investments since 1991.
Vice President
------------------------------------------------------------------------------------------------------------------------------------
Verna Knowles               Since 1998    Administration Director, Kalmar Investments        N/A                    N/A
Date of Birth: Nov. 1945                  since 1998; Treasurer, Kalmar Investments
Treasurer and Chief                       since 1997; President, Books & Balances Ltd.
Financial Officer                         (accounting services) since 1988.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie L. McMenamin       Since 1998    Operations Director, Kalmar Investments since      N/A                    N/A
Date of Birth: Aug. 1949                  1992; Operations Director, Kalmar Investment
Secretary                                 Advisers since 1997
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Portmann           Since 2004    Chief Compliance Officer, Kalmar Investments       N/A                    N/A
Date of Birth: Jan. 1967                  since 2004; Mutual Fund Accounting and
Chief Compliance Officer                  Administration Manager, PFPC Inc. from
                                          1996 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Diane J. Drake              Since 2005    Vice President and Associate Counsel, PFPC         N/A                    N/A
Date of Birth: July 1967                  Inc. since October 2003; Deputy Counsel,
Assistant Secretary                       Turner Investment Partners from 2001 to 2003;
                                          Associate, Stradley Ronon Stevens & Young
                                          LLP (law firm) 1998 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
James G. Shaw               Since 2005    Director and Vice President, PFPC Inc. since       N/A                    N/A
Date of Birth: Oct. 1960                  August, 2005; Vice President, PFPC Inc. since
Assistant Treasurer                       1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Mr. Ford B. Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar Investment Advisers, the Trust's investment adviser.

(3)   Ford B. Draper, III is the son of Ford B. Draper, Jr.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2004 to June 30, 2005 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP ("PwC"), the former independent auditors to the Trust, informed the Trust on February 10, 2004 that it intended to resign as independent auditors to the Trust, effective upon the Trust engaging replacement independent auditors. On August 16, 2004, the Trust by action of its Board of Trustees upon the recommendation of its Audit Committee engaged Deloitte & Touche, LLP as the independent registered public accounting firm to audit the Trust's financial statements for the year ending December 31, 2004.

PwC's report on the Trust's financial statements for the fiscal years ended December 31, 2003 and December 31, 2002 contained no adverse opinion or disclaimer of opinion nor was it qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended December 31, 2003 and December 31, 2002 and through August 16, 2004: (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the Trust's financial statements for such years; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Trust's fiscal year ended December 31, 2003, the Trust did not consult Deloitte & Touche LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of item 304 Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said item 304).

4. APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT. In connection with its review of the renewal of the existing advisory agreement for the Fund, the Board considered, among other factors, the nature, extent and quality of the services provided by the Adviser and the overall fairness of the agreement to the Fund. The Board, and the disinterested Trustees, considered the continuation of the agreement pursuant to a process that concluded at the Board's November 8, 2005 meeting following an extended process. At the direction of the disinterested Trustees,

             KALMAR
             POOLED
         INVESTMENT
              TRUST                       OTHER MATTERS (UNAUDITED) -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

counsel to the Fund sent a letter to the Adviser requesting information to be provided to the Trustees in advance of their November Board meeting. As a result, the Trustees received written information from the Adviser describing:

     (i)    the nature, extent and quality of services provided,

     (ii) the costs of services provided and estimated profits realized by the Adviser and its affiliates,

     (iii) the extent to which economies of scale may be realized as the Fund grows,

     (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders,

     (v) comparisons of advisory fees paid to other registered investment companies,

     (vi) the size and qualifications of the Adviser's portfolio management staff,

     (vii) a description of the investment decision-making process, sources of information and investment strategies,

     (viii) investment performance,

     (ix)   brokerage selection procedures (including soft dollar arrangements),

     (x) compliance with the Fund's investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements,

     (xi)   the Adviser's proxy voting policies and

     (xii) benefits realized by the Adviser (and its affiliates) from its relationship with the Fund.

The Trustees also received a memorandum from counsel to the Fund describing their duties in connection with advisory contract approvals.

With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed a description of the services performed by the Adviser, the Adviser's Form ADV, the size of the Adviser's staff performing services for the Fund and their qualifications and considered the Adviser's investment philosophy for the Fund. Based on the information provided and the Board's previous experience with the Adviser, the Board concluded that the nature and extent of services provided by the Adviser were appropriate and that the quality of these services was consistent with the industry norms and that the Fund was expected to benefit from the continued provision of the Adviser's services.

The Board also reviewed information on the performance of the Fund along with performance information of relevant securities indicies and a peer group of mutual funds. This information showed and the Board determined that the Fund's performance was within an acceptable range of performance relative to the securities market and other mutual funds with similar investment objectives, strategies and policies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                       OTHER MATTERS (UNAUDITED) -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
    SMALL CAP FUND

The Board also reviewed information on the Fund's advisory fee and expense ratio in comparison to a peer group of mutual funds. This information showed that the Adviser's fee and the Fund's overall expense ratio were within an acceptable range in relation to fees charged by other advisers for managing comparable mutual funds with similar strategies and such other mutual funds' total expense ratios. The Board concluded that the Adviser's fees were reasonable in relation to the nature and quality of the services provided. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided, and the Fund's investment performance.

The Board also considered the costs of the services provided by the Adviser and the profits realized by the Adviser from its relationship with the Fund. The Board reviewed the Adviser's cost allocation methodology as well as the Adviser's balance sheet and schedule of revenue, expenses and operating income. Based on this information, the Board concluded that the profits realized by the Adviser were reasonable after considering the entrepreneurial and business risks incurred by the Adviser and the costs of providing investment advisory services to the Fund. In addition, the Board considered the extent to which economies of scale may be realized as the Fund grows and the propriety of implementing advisory fee breakpoints to reflect economies of scale for the benefit of shareholders at higher asset levels. The Trustees noted that the Fund has not yet reached asset levels at which significant economies of scale have been realized. The Board also considered whether the Adviser receives additional compensation or benefits from its relationship with the Fund. The Trustees noted that the Adviser receives little, if any, ancillary benefits from its relationship with the Fund.

The Board also considered the Adviser's compliance record, and concluded that no events had occurred which would cause the Trustees to not approve the Fund's advisory agreement.

Based on all of the information considered and the conclusions reached, the Board approved the Fund's advisory agreement with the Adviser for an additional one-year period ending November 30, 2006. In arriving at their decision the Trustees did not identify any single matter as controlling the Board's analysis, but made their determination in light of all the circumstances.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 12/05



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Nicholas A. Giordano and David D. Wakefield) are "independent," as defined by this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $19,749 for 2004 and $20,345 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,000 for 2004 and $5,000 for 2005.

          The fees billed were for review by the principal accountant of the registrant's Federal and State tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the Registrant. The Audit Committee also pre-approves any non-audit services provided by the Registrant's principal accountant to Kalmar Investment Advisers.

  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                      (b) 0%

                      (c) 100%

                      (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h)  Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
            --------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 3, 2006
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date              March 3, 2006
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date              March 3, 2006
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.